Government Grants	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Government Grants
17.	Government Grants
Details of Government grants as of June 30, 2023 and December 31, 2022 are as follows:

		June 30, 2023		December 31, 2022
Grants	Goverment Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	819	29	591	287
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	82	101	228	57
Magnetor	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	27	—	—	28
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	469	20	404	102
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	389	49	392	98
Coldpost	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	12	—	—	12
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	79	—	63	16
Electrolinera	Instituto para Diversificación y Ahorro de la Energía (IDEA)	421	—	337	83
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	146	18	183	—
Hermes - Estudios	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	842	134	—	—
Hermes - Desarrollo	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	1,446	119	—	—
Hermes - Formación	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	222	91	—	—
V2BUILD	Innovate UK - UKRI	—	—	—	25

Total		4,954	561	2,198	708

Government grants include the grants assigned to the Group by the “Ministerio de Transportes, Movilidad y Agenda Urbana (MITMA)”, by “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)”, by “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)” and by “Instituto de la Diversificación y Ahorro de la Energía (IDEA)” for an amount of Euros 2,854 thousand, Euros 1,626 thousand, Euros 614 thousand and Euros 421 thousand, respectively, to develop new technologies and promote smart mobility solutions. The impact in the interim condensed consolidated statement of profit or loss and other comprehensive income (recognized in “Net Other income”) for the six months ended June 30, 2023 amounts to Euros 1,421 thousand, as compared to Euros 785 thousand for the six months ended June 30, 2022. As of June 30, 2023 Euros 3,673 thousand are pending to be received from government entities, as compared to Euros 4,049 thousand as of December 31, 2022.